[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

STEPHEN E. ROTH

DIRECT LINE: 202.383.0158

E-mail: steve.roth@sutherland.com

June 29, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Registration Statement on Form S-1 for Eagle Life Insurance Company

Dear Commissioners:

On behalf of Eagle Life Insurance Company (the “Company”), attached for transmission under the Securities Act of 1933, as amended, is an initial registration statement on Form S-1 for certain flexible premium deferred indexed annuity contracts issued by the Company.

Additional updating changes, financial statements, any exhibits not included herein, and certain other omitted information will be included in a pre-effective amendment.

Please contact the undersigned at (202) 383-0158, or Thomas E. Bisset of our firm at (202) 383-0118, if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ Stephen E. Roth

Stephen E. Roth

Attachment

cc:	Wendy L. Carlson

Marla G. Lacey
Thomas E. Bisset